Marketable Securities (Details 1) - Corporate bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Marketable Securities [Line Items]
Amortized cost	$ 5,487	$ 8,851
Unrealized losses		(94)
Unrealized Gains	1
Market value	$ 5,488	$ 8,757